Pension Plans and Defined Contribution Plan - Schedule of Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefit earned during the period	$ 1,285	$ 1,269
Interest cost on projected benefit obligation	7,448	8,073
Defined benefit plan settlement loss		12,510
Total non-service cost	2,894	16,218	$ 3,941
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan settlement loss		12,500
Pension Plans [Member] | ASU 2017-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefit earned during the period	1,285	1,269	1,495
Interest cost on projected benefit obligation	7,448	8,073	8,997
Expected return on plan assets	(9,090)	(9,730)	(11,217)
Amortization of prior service cost	288	295	296
Amortization of actuarial loss	4,248	5,070	5,865
Defined benefit plan settlement loss		12,510
Total non-service cost	2,894	16,218	3,941
Net periodic pension cost	$ 4,179	$ 17,487	$ 5,436